Inventories (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Inventories Net
Inventories as at December 31, 2020 and 2021, are as follows:

	December 31, 2020						December 31, 2021
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	650,856	￦	(133,224)	￦	517,632	￦	601,360	￦	(120,304)	￦	481,056
Others		17,004		—		17,004		33,089		—		33,089

Total	￦	667,860	￦	(133,224)	￦	534,636	￦	634,449	￦	(120,304)	￦	514,145